PROVISIONS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Other provisions	$ 726	$ 314	$ 497
Disclosure of other provisions [line items]
Other provisions	726	314	$ 497
Contingent And Deferred Consideration Related To Acquisitions
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Other provisions	157	0
Disclosure of other provisions [line items]
Other provisions	$ 157	$ 0